Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Deferred tax assets:
Net operating loss carry forwards	$ 3,533,291	$ 2,810,276
Allowance for credit loss	2,022,615	5,191,055
Total deferred tax assets	5,555,906	8,001,331
Valuation allowance	(5,555,906)	(8,001,331)
Total deferred tax assets, net